Liabilities to credit institutions (Tables)	6 Months Ended
Jun. 30, 2024
Borrowing costs [abstract]
Disclosure of detailed information about borrowings
The carrying amount of Polestar Group’s liabilities to credit institutions as of June 30, 2024 and December 31, 2023 are as follows:

Liabilities to credit institutions	As of June 30, 2024	As of December 31, 2023
	(Restated)
Current
Working capital loans from banks	1,438,390	1,923,755
Floorplan facilities	73,269	75,963
Sale-leaseback facilities	27,672	26,947
Total	$1,539,331	$2,026,665
Non Current
Syndicated loan from banks	936,217	—
Total	$936,217	$—

Total liabilities to credit institutions	$2,475,548	$2,026,665
The Group has the following current working capital loans outstanding as of June 30, 2024:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
USD	August 2023 - August 2024	Unsecured[1]	3 month SOFR[2] plus 2.3% settled quarterly	402,000	402,000
USD	August 2023 - August 2024	Secured[3]	12 month SOFR[2] plus 0.9%, settled quarterly	320,000	320,000
USD	August 2023 - August 2024	Unsecured[1]	12 month SOFR[2] plus 1.1%, settled quarterly	82,000	82,000
CNY	September 2023 - September 2024	Unsecured[1]	12 month LPR[4] plus 0.25%, settled quarterly	500,000	68,830
USD	September 2023 - September 2024	Unsecured[1]	12 month SOFR[2] plus 0.65%, settled quarterly	118,000	118,000
USD	September 2023 - September 2024	Secured[3]	12 month SOFR[2] plus 1.11% settled semi-annual	100,000	100,000
CNY	October 2023 - October 2024	Unsecured[1]	12 month LPR[4] plus 0.15% settled quarterly	200,000	27,532
CNY	December 2023 - December 2024	Unsecured[1]	12 month LPR[4] plus 1.05% settled quarterly	92,000	12,665
USD	December 2023 - December 2024	Secured[3]	12 month SOFR[2] plus 1.7%, settled semi-annual	133,000	133,000
EUR	February 2024 - February 2025	Secured[5]	3 month EURIBOR[6] plus 2.3% and an arrangement fee of 0.15%, settled quarterly	38,290	40,971
CNY	March 2024 - March 2025	Unsecured[1]	12 month LPR[4] plus 1.05% settled quarterly	177,000	24,366
CNY	April 2024 - April 2025	Unsecured[7]	12 month LPR[4] plus 0.35% settled quarterly	473,000	65,113
CNY	May 2024 - May 2025	Unsecured[7]	12 month LPR[4] plus 0.35% settled quarterly	88,000	12,114
CNY	June 2024 - June 2025	Unsecured[1]	12 month LPR[4] plus 0.85% settled quarterly	231,000	31,799
Total					$1,438,390
1 - Letters of keep well from both Volvo Cars and Geely.
2 - Secured Overnight Financing Rate ("SOFR").
3 - Secured by Geely.
4 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
5 - New vehicle inventory purchased via this facility is pledged as security until repaid. This facility has a repayment period of 90 days and includes a covenant tied to the Group’s financial performance.
6 - Euro Interbank Offered Rate (“EURIBOR”).
7 - Letter of comfort from Geely.
The Group's loan denominated in EUR which has a term of February 2024-February 2025 is subject to covenant requirements, including but not limited to minimum quarterly cash levels of €400,000.
The Group has the following non-current syndicated loan from banks outstanding as of June 30, 2024:

Currency	Term	Security	Interest	Nominal amount in respective currency - (thousands) - (Restated)	Amount in USD - (thousands) - (Restated)
USD	February 2024 - February 2027	Unsecured[1,2]	3 month Term SOFR[3] plus 3.35%	576,618	576,618
EUR	February 2024 - February 2027	Unsecured[1,2]	3 month EURIBOR[4] plus 2.85%	336,073	359,599
Total					$936,217
1 - Letter of keep well from Geely and letters of comfort from Volvo Cars and PSD.
2 - The loans are secured by interest reserve accounts pledges with an aggregate of three months interest deposited. The Group had a restricted cash balance of $21,490 as of June 30, 2024.
3 - Term Secured Overnight Financing Rate ("Term SOFR").
4 - Euro Interbank Offered Rate (“EURIBOR”).
The syndicated loan is subject to covenant requirements, including but not limited to a minimum annual revenue of $5,359,900 for 2024, minimum quarterly cash levels of €400,000, and maximum quarterly financial indebtedness of $5,500,000.